Private Placement (Details) - Private Placement [Member] - USD ($)		9 Months Ended	12 Months Ended
	Sep. 13, 2022	Sep. 30, 2023	Dec. 31, 2022
Private Placement (Details) [Line Items]
Aggregate of purchase	257,500	257,500	257,500
Price of per share (in Dollars per share)	$ 10	$ 10	$ 10
Purchase price (in Dollars)	$ 2,575,000
Sponsor [Member]
Private Placement (Details) [Line Items]
Aggregate of purchase		212,500	215,500
Purchase price (in Dollars)		$ 2,125,000	$ 2,125,000
Mr Bush [Member]
Private Placement (Details) [Line Items]
Aggregate of purchase		5,000	5,000
Purchase price (in Dollars)		$ 50,000	$ 50,000
Mr Hodge [Member]
Private Placement (Details) [Line Items]
Aggregate of purchase		10,000	10,000
Purchase price (in Dollars)		$ 100,000	$ 100,000
SHR Ventures LLC [Member]
Private Placement (Details) [Line Items]
Aggregate of purchase		30,000	30,000
Purchase price (in Dollars)		$ 300,000	$ 300,000